Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF Expense Example - Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF - Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154